PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
5.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of December 31,
	2014	2015
Cost:
Buildings	12,115	12,115
Leasehold improvements	4,916,270	5,354,550
Furniture, fixtures and equipment	742,682	838,380
Motor vehicles	820	820
	5,671,887	6,205,865
Less: Accumulated depreciation	(2,008,882)	(2,582,184)
	3,663,005	3,623,681
Construction in progress	244,338	182,205
Property and equipment, net	3,907,343	3,805,886

Depreciation expense was RMB453,637, RMB559,918 and RMB648,277 for the years ended December 31, 2013, 2014 and 2015, respectively.

The Group occasionally demolishes certain leased hotels due to local government zoning requirements, which typically results in receiving compensation from the government.

In 2013, the Group demolished three leased hotels due to local government zoning requirements. As a result, the Group wrote off property and equipment of RMB7,296 associated with these hotels and recognized a gain of RMB10,734 as other operating income, which is net of RMB15,030 cash received and RMB3,000 receivable recorded in other current assets as of December 31, 2013. In March 2014, RMB2,000 has been received. In January 2015, the remaining RMB1,000 has been received.

In 2014, the Group demolished one leased hotel due to local government zoning requirements. As a result, the Group wrote off property and equipment of RMB3,971 associated with this hotel and recognized a gain of RMB33 as other operating income with RMB4,004 cash received.

In 2015, the Group demolished one leased hotel due to local government zoning requirements. As a result, the Group wrote off property and equipment of RMB2,301 associated with this hotel and recognized a gain of RMB5,519 as other operating income with RMB5,721 cash received and RMB2,099 receivable recorded in other current assets as of December 31, 2015.

As of December 31, 2015, the Group has been formally notified by local government authorities that two additional leased hotels of the Group will likely be demolished due to local government zoning requirements. The aggregate carrying amount of property and equipment at the associated hotels was RMB12,987 as of December 31, 2015. Neither of the associated hotels has recorded intangible assets or goodwill. The Group has not recognized any impairment as expected cash flows from the hotels’ operations prior to demolition and expected amounts to be received as a result of the demolition will likely exceed the carrying value of such assets. The Group estimated amounts to be received based on the relevant PRC laws and regulations, terms of the lease agreements, and the prevailing market practice.